Capital Stock and Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2017
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2014	2,491,834	$9.30
Granted	1,100,000	6.91
Vested	(827,522)	9.57
Outstanding at December 31, 2015	2,764,312	$8.27
Granted	2,150,000	2.26
Vested	(971,646)	8.67
Outstanding at December 31, 2016	3,942,666	$4.89
Granted	1,310,000	3.95
Vested	(1,611,549)	5.46
Outstanding at December 31, 2017	3,641,117	$4.30